Intangibles - Customer relationships (Details) - Customer relationships - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 360,000	$ 360,000
Accumulated amortization	(193,353)	(182,765)
Net carrying amount	$ 166,647	$ 177,235